UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08775

                                 Adhia Funds Inc
               (Exact name of registrant as specified in charter)

               1408 N. Westshore Blvd., Suite 611, Tampa, FL 33607 (Address of principal executive offices) (Zip code)

              Registrant's telephone number, including area code:
                                 (813)-289-8440

                         Adhia Investment Advisors, Inc.
                       1408 N. Westshore Blvd., Suite 611
                                Tampa, FL  33607
                    -----------------------------------------
                     (Name and Address of Agent for Service)


                      Date of fiscal year end: December 31
                    Date of reporting period: June 30, 2005

ITEM 1.  REPORT TO STOCKHOLDERS.

Dear Fellow Shareholders:

The year 2005 has remained non-eventful for the stock market with major averages staying range bound from the prior year-end close. Daily buzz on the street has been crude oil prices, which has hit a record high in recent weeks to $67 per barrel. The S&P 500 posted a decline of 1.7% in first the six months while the NASDAQ posted a loss of 4.9%. Volatility in the stock market has declined to a historically low level, and even the recent bombing in London did not create any change in market momentum.

On the economic front, the U.S. GDP continues to grow in the 3% to 3.5% range,
which is providing comfort to most pundits.   Alan Greenspan and company have
stayed on "measured pace" in tightening interest rate and have raised it 1/4 point for the last ten Federal Reserve Open Market Committee meetings to 3.5%. If the Fed continues to raise the rate at this "measured pace", then we may see a rare economical event, an "inverted yield curve", as the 10-year treasury rate stands around 4.2% - close to its lowest in decades.

Real estate prices in major U.S. metro markets have seen double-digit growth over last five years. At the current level, real estate is selling between a 5% and 7% cap rate, which is the lowest on many historical standards. Low interest rates, creative mortgages, and the year 2000 stock market bubble have provided fuel for the real estate boom. However, at the current prices, investors are allowing very little room for an error over the next 20 - 30 years of their mortgage cycle. This unfounded increase in real estate valuation is a recipe for disaster waiting for investors.

Around the world, China's Central Bank announced recently a limited floating of their currency and a devaluation of 2% of the Yen against the U.S. dollar. This monetary policy change by China is a baby step in the right direction to bring more equilibrium to trade imbalances. China and India continue to gain momentum as the world's industrial and service nations. As jobs from G8 countries move to these low cost providers, their economies have seen double-digit growth. Consumers in China and India are in turn buying specialty goods from G8 nations, like computer chips from Intel, cars from Toyota, and buses from Volvo. In a recent Paris Air Show, Boeing, a U.S. aircraft manufacturer, received multibillion-dollar orders from China and India, which is a great example of the free economy system, and demonstrates how the U.S. is gaining jobs and trade benefits from its counter parts, China and India.


ADHIA TWENTY FUND

The Twenty Fund performance was in line with the overall market for the first half of the year. The Fund lost 2.1% compared to a loss of 1.7% posted by the S&P 500 for the year. The market as a whole has not done much during the first half of 2005. We have tried to realign our portfolio with changes in market conditions. On the winners' side in the first half of the year, our position in Humana continues to gain on a continued momentum in HMO stocks. Pricing strengths in medical premiums, government initiatives to involve the private sectors more in Medicare business, and efficiencies brought in by technology is allowing HMO's to increase profit on a quarter to quarter basis. We have gained 33.8% in the first half of 2005 on our investment in Humana. We closed all our positions in Cracker Barrel Restaurants ("CBRL"), popular for its country store and restaurant concept, which performed handsomely for the Fund. This stock was picked up as a "value buy" when it became out of favor in the market during 2004. We gained 25.6% on CBRL in less than a year.

The industrial giant 3M Company was our bad pick performer. The market has lost faith in 3M's growth strategy and in addition, the company's CEO was lost to Boeing. Overall, we believe that with the continuous price decline, this blue chip company is becoming a value stock, which would have been a great investment for the long term. However, our fund has lost 9.6% on its investment in 3M.
Our position in Nortel also keeps losing money. We lost an additional 24.7% in the first half of 2005. Here again, we believe that at this level Nortel has become a value buy; it is selling at 1.3 times its sales compared to its direct competition Cisco selling at 4.5 times its sales.

ADHIA HEALTH CARE FUND

The Health Care Fund continues to perform in line with comparable sector indexes. We posted a 2.6% gain in the first half compared to a 2.7% gain in the S&P Health Care Index. On the performance end, drug companies are divided at two different extremes. The legacy companies also know as Big Pharmas, have lost their sizzle in last two years. First, their growth prospect has diminished as more and more of their patented drugs were duplicated by generic drug companies. To top this problem, the recent damaging pull back of Vioxx by Merck has created a dark cloud among investors on the Big Pharmas' high P/E status. Merck, Pfizer, Wyeth, and the likes are selling at P/Es in the low teens compared to 20 to 30 just a few years ago. On the sharp contrast to these, Biotech Pharmas continue to have one of the best years in the market. Genentech, Amgen and the likes are continuously introducing new drug therapies. Some of these stocks
have overtaken in market cap and some of them are selling at 100+ P/E.   Our
Health Care portfolio has stayed diversified among many sub sections in the Health Care sector including Big Pharmas, Bio Techs, Hospitals, HMOs, Equipment Makers, Device Makers, etc. to provide diversification within the sector.

Gainers: Here again, Humana has performed extremely well for our Health Care Fund. Our total investment in this particular health service provider has gained 112.2%. In addition, generic pharmaceutical, Ivax has done extremely well for us. We acquired this stock at an average $11 per share and recently, Ivax agreed to be acquired by an Israel based Teva Pharmaceutical for $26 per share.

Losers: Our position in Pharmion Corp is losing 41.7%. We got on the band wagon of this Biotech's cancer drug approval. The company is growing revenues and profit at a very high rate, however investors have lost momentum in this stock. We still believe it is a better value than many comparable Biotech companies. Similarly, we are still losing money on King Pharmaceutical and Mylan Labs. Both of these stocks are trading at low P/Es compared to many historical standards. As more consolidation takes place in the pharmaceutical business, we will see better reward on these investments in the long run.


ADHIA SHORT TERM ADVANTAGE FUND

The Adhia Short Term Advantage Fund returned 2.1% for the first half of 2005, again outperforming the Lehman Brothers US Agency 1-3 years return of 1.08%. We have continuously provided our investor outstanding return since inception of this fund. Short-term yield continues to go up as the Federal Reserve increased the short-term lending rate to 3.5% as of writing this letter. Usually, investment in bonds are impacted inversely as rates go up, however our portfolio management techniques have provided us with price stability and above average return by selecting shorter, higher yielding agency CMOs and variable rate agency debentures.

The fund's portfolio consisted of bonds, mainly government agency debentures and
mortgage-backed securities (95.3%) and a money market fund (4.7%).   We have not
listed gainers and losers like our equity portfolios since all of our holdings are held to maturity and we limit trading to a minimum or none. In 2005, our portfolio turn over rate was "zero". This fund provided an above average return; great liquidity; and a safe investment as the U.S. Government or its agencies guarantee the principle and interest payments.

LOOKING AHEAD

Recent corporate scandals and abuses by a few money managers have forced the Securities and Exchange Commissions to come up with many new regulations. These regulations, including the Sarbanes-Oxley Act, have greatly increased administrative and compliance burden on the funds. Since our three funds are small no-load mutual funds, these additional requirements have added financial
and time burden in the areas of administration and compliance.   Considering all
the factors, the Board of Directors of Adhia Funds, Inc. has unanimously voted to liquidate all three Funds effective September 30, 2005. For the individual, joint, and corporate accounts, our transfer agent will send out the checks on the closing date. However, we are requesting all retirement accounts to use roll-over to avoid unnecessary tax issue.

On behalf of our Board of Directors and all of the staff at Adhia Funds, I want to thank you for putting your trust with us for the last few years.

Sincerely,

/s/ Hitesh (John) P. Adhia
-------------------------------------
Hitesh (John) P. Adhia
President & Chief Investment Officer
Adhia Investment Advisors, Inc.

                             ADHIA FUNDS INC.
                             Adhia Twenty Fund
                    Statement of Assets and Liabilities
                            As of June 30, 2005


Assets:
   Investments in securities, at fair value (cost $2,403,237)   $  2,362,316
   Cash                                                              239,529
   Dividend receivable                                                   490
   Receivable from affiliates                                            860
                                                               --------------
   Total assets                                                    2,603,195

Liabilities:
   Payable to advisor                                                  4,380
   Accrued expenses                                                    5,301
                                                               --------------
   Total liabilities                                                   9,681
                                                               --------------
Net assets, at value                                            $  2,593,514
                                                               ==============

Net assets:
   Net unrealized appreciation (depreciation) on investments    $    (40,921)
   Accumulated net realized gain (loss)                             (190,046)
   Accumulated net investment income (loss)                          (52,156)
   Paid in capital                                                 2,876,637
                                                               --------------
Net assets, at value                                            $  2,593,514
                                                               ==============


Net asset value per share
   Class A common
   Offering and redemption price per share
   ($2,593,514 / 258,587.658 shares outstanding,
   $0.0001 par, 100,000,000 shares authorized)                  $      10.03



          See accompanying notes to financial statements.

                               ADHIA FUNDS INC.
                              Adhia Twenty Fund
                            Statement of Operations
                     For the Six Months Ended June 30, 2005


Investment income:
   Dividends                                                   $   13,035
   Interest                                                         9,476
                                                            --------------
       Total investment income                                 $   22,511

Operating expenses:
   Management fees                                                 13,104
   Transfer agent services                                          8,142
   Professional fees                                                2,850
   Directors' fees                                                    177
   Other expenses                                                   4,422
                                                            --------------
       Total operating expenses                                    28,695
                                                            --------------

Net investment income (loss)                                       (6,184)

Net realized gain (loss) from investments in securities            60,731
Net unrealized appreciation (depreciation) during the
  Period from investments in securities                          (109,665)
                                                            --------------
Net gain (loss) on investment transactions                        (48,934)
                                                            --------------
Net increase (decrease) in net assets
 resulting from operations                                    $   (55,118)
                                                            ==============


           See accompanying notes to financial statements.

                              ADHIA FUNDS INC.
                              Adhia Twenty Fund
                      Statement of Changes in Net Assets
  For the Six Months Ended June 30, 2005 and the Year Ended December 31, 2004

                                                             2005             2004
                                                        --------------   --------------
Increase (decrease) in net assets

Operations:
   Net investment income (loss)                          $     (6,184)    $    (23,738)
   Net realized gain (loss) from investments                   60,731         (207,790)
   Net unrealized appreciation (depreciation)
    on investments in securities                             (109,665)         192,639
                                                        --------------   --------------
Net increase (decrease) in net assets
  resulting from operations                                   (55,118)         (38,889)

Fund share transactions:
   Proceeds from shares sold                                   49,942          570,034
   Cost of shares redeemed                                    (37,210)        (118,617)
                                                        --------------   --------------
Net increase (decrease) in net assets from
  fund share transactions                                      12,732          451,417
                                                        --------------   --------------
Increase (decrease) in net assets                             (42,386)         412,528
Net assets at the beginning of the period                   2,636,000        2,223,472
                                                        --------------   --------------
Net assets at the end of the period
  ($52,156 and $45,972 undistributed losses
   in 2005 and 2004, respectively)                       $  2,593,614     $  2,636,000
                                                        ==============   ==============



              See accompanying notes to financial statements.

                             ADHIA FUNDS INC.
                             Adhia Twenty Fund
                          Schedule of Investments
                            As of June 30, 2005

           Security                                   Shares      Fair Value
           ---------------------------------------   ---------   ------------
Common stocks
     3.0%   Banking
              JP MORGAN CHASE & CO                       2,000     $   70,640
     4.9%   Diversified Companies
              3M CO                                      1,000        115,680
     6.0%   Telephone & Communication Equipment
              NOKIA CORP *                               7,000        116,480
              NORTEL NETWORKS CORP *                    10,000         26,100
     2.9%   Diversified Electronics
              FEI COMPANY *                              3,000         68,430
     3.0%   Semiconductor Manufacturing
              ATMEL CORP *                              11,500         27,140
              RF MICRO DEVICES INC *                     8,000         43,280
     4.7%   Aerospace/Defense
              NORTHRUP GRUMMAN CORP                      2,000        110,500
     4.0%   Semiconductor - Memory Chips
              SANDISK CORP *                             4,000         94,920
     4.4%   Computer Systems
              INTEL CORP                                 4,000        104,080
     5.1%   Health Insurance
              HUMANA INC *                               3,000        119,220
     2.5%   Tire
              GOODYEAR TIRE & RUBBER CO *                4,000         59,600
     2.9%   Business Equipment
              XEROX CORP *                               5,000         68,950
     4.7%   health Care - Pharmaceutical
              PFIZER INC                                 4,000        110,320
     4.7%   Restaurants
              MCDONALDS CORP                             4,000        111,000
     2.9%   Chemical and Industrial
              DUPONT E I DE NEMOURS & CO                 1,600         68,816
     7.5%   Consumer Products
              COLGATE-PALMOLIVE CO                       2,000         99,820
              UNILEVER PLC                               2,000         77,700
     1.1%   Entertainment
              THE WALT DISNEY CO                         1,000         25,180


                  See accompanying notes to financial statements.

                             ADHIA FUNDS INC.
                             Adhia Twenty Fund
                   Schedule of Investments - (Continued)
                            As of June 30, 2005

           Security                                   Shares      Fair Value
           ---------------------------------------   ---------   ------------
Common stock - Continued

     3.5%   Broadcasting & Cable TV
              TIME WARNER INC *                        5,000     $    83,550
     1.6%   Home Building
              HOME DEPOT INC                           1,000          38,900
                                                                 ------------
69.4%       Total common stocks (cost $1,681,227)                $ 1,640,306
                                                                 ------------

Money Market

    30.6%   Money market (cost $722,010)             722,010         722,010
                                                                 ------------
100%     Total investment in securities (cost $2,403,237)        $ 2,362,316
                                                                 ============


*  Non-income producing.


                See accompanying notes to financial statements.

                              ADHIA FUNDS INC.
                           Adhia Health Care Fund
                    Statement of Assets and Liabilities
                            As of June 30, 2005


Assets:
   Investments in securities, at fair value (cost $459,320)     $    507,573
   Cash                                                               35,340
   Receivable from advisor                                               754
   Dividend receivable                                                    38
                                                               --------------
   Total assets                                                 $    543,705

Liabilities:
   Accrued expenses                                                    4,026
   Payable to affiliate                                                  375
                                                               --------------
   Total liabilities                                                   4,401
                                                               --------------
Net assets, at value                                            $    539,304
                                                               ==============


Net assets:
   Net unrealized appreciation (depreciation) on investments    $     48,253
   Accumulated net realized gain (loss)                               (1,388)
   Accumulated net investment income (loss)                          (17,811)
   Paid in capital                                                   510,250
                                                               --------------
Net assets, at value                                            $    539,304
                                                               ==============


Net asset value per share
   Class A common
   Offering and redemption price per share
   ($539,304 / 52,472.234 shares outstanding,
   $0.0001 par, 50,000,000 shares authorized)                   $      10.28




          See accompanying notes to financial statements.

                             ADHIA FUNDS INC.
                          Adhia Health Care Fund
                         Statement of Operations
                  For the Six Months Ended June 30, 2005



Investment income:
   Dividends                                                  $       1,285
   Interest                                                           1,173
                                                             ---------------
       Total investment income                                $       2,458

Operating expenses:
   Transfer agent services                                            4,452
   Management fees                                                    2,607
   Professional fees                                                  2,158
   Custody fees                                                         704
   Directors' fees                                                      176
   Other expenses                                                     2,023
                                                             ---------------
       Total operating expenses                                      12,120

          Waiver of management fees                                  (2,607)
          Reimbursement from advisor                                 (3,119)
                                                             ---------------
       Net expenses                                                   6,394
                                                             ---------------
Net investment income (loss)                                         (3,936)

Net realized gain (loss) from:
    Investments in securities                                        (4,007)
    Call options written                                              1,872

Net unrealized appreciation (depreciation)
  during the period from investments in securities                   19,869
                                                             ---------------
Net gain (loss) on investment transactions                           17,734
                                                             ---------------
Net increase (decrease) in net assets
 resulting from operations                                    $      13,798
                                                             ===============



          See accompanying notes to financial statements.

                              ADHIA FUNDS INC.
                           Adhia Health Care Fund
                      Statement of Changes in Net Assets
  For the Six Months Ended June 30, 2005 and the Year Ended December 31, 2004


                                                             2005             2004
                                                        --------------   --------------
Increase (decrease) in net assets

Operations:
   Net investment income (loss)                          $     (3,936)    $     (7,972)
   Net realized gain (loss) from:
    Investments in securities                                  (4,007)           4,475
    Options written                                             1,872             -
   Net unrealized appreciation (depreciation):
    on investments in securities                               19,869           12,732
    on call options written                                      -               1,832
                                                        --------------   --------------
Net increase (decrease) in net assets
  resulting from operations                                    13,798           11,067

Distributions of realized gains                                  (745)          (3,124)

Fund share transactions:
   Proceeds from shares sold                                    6,279            4,986
   Share issued from dividend reinvestment                        745            3,124
   Cost of shares redeemed                                     (5,911)             (75)
                                                        --------------   --------------
Net increase (decrease) in net assets from
  fund share transactions                                       1,113            8,035
                                                        --------------   --------------
Increase (decrease) in net assets                              14,166           15,978
Net assets at the beginning of the period                     525,138          509,160
                                                        --------------   --------------
Net assets at the end of the period
  ($17,811 and $13,874 undistributed losses
   in 2005 and 2004, respectively)                       $    539,304     $    525,138
                                                        ==============   ==============



             See accompanying notes to financial statements.

                             ADHIA FUNDS INC.
                          Adhia Health Care Fund
                         Schedule of Investments
                           As of June 30, 2005


            Security                                    Shares     Fair Value
            ---------------------------------------   ---------   ------------
Common Stocks
     5.3%   Medical Equipment
              BECKMAN COULTER INC                          100     $    6,357
              BIOMET INC                                   600         20,778
    14.9%   Medical Devices
              EDWARD LIFESCIENCES CORP *                   800         34,416
              MEDTRONIC INC                                800         41,432
     4.3%   Medical Instruments & Supplies
              BOSTON SCIENTIFIC CORP *                     800         21,600
     1.8%   Pharmacy Retail
              WALGREEN CO                                  200          9,198
    11.0%   Health Insurance
              HUMANA INC *                               1,400         55,636
     5.2%   Hospitals
              HEALTH MGMT ASOCIATES INC                  1,000         26,180
    35.2%   Health Care - Pharmaceutical
              BARR PHARMACEUTICALS INC *                   500         24,370
              BAXTER INTERNATIONAL INC                   1,000         37,100
              BRISTOL-MEYERS SQUIBB CO                     700         17,486
              EYETECH PHARMACEUTICAL INC *               1,000         12,640
              IVAX CORP *                                  625         13,437
              KING PHARMACEUTICAL INC *                  1,000         10,420
              MERCK & CO INC                               100          3,080
              MYLAN LABORATORIES INC                     1,000         19,240
              SCHERING PLOUGH CORP                       1,200         22,872
              WYETH                                        700         31,150
     7.1%   Health Care - Biotech
              MEDIMMUNE INC *                            1,000         26,720
              PHARMION CORP *                              400          9,284



              See accompanying notes to financial statements.

                             ADHIA FUNDS INC.
                          Adhia Health Care Fund
                    Schedule of Investments - Continued
                           As of June 30, 2005


            Security                                    Shares     Fair Value
            ---------------------------------------   ---------   ------------
Common Stocks
     2.4%   Information Technology
              WEBMD CORP *                               1,200         12,324
     3.7%   Scientific & Technical Instruments
              PERKINELMER INC                            1,000         18,900
                                                                  ------------
93.5%       Total common stocks (cost $426,367)                    $  474,620

Money Market

    6.5%   Money market (cost $32,953)                  32,953         32,953
                                                                  ------------
100.0%   Total investment in securities (cost $459,320)            $  507,573
                                                                  ============


* Non-income producing.



            See accompanying notes to financial statements.

                             ADHIA FUNDS INC.
                     Adhia Short Term Advantage Fund
                   Statement of Assets and Liabilities
                           As of June 30, 2005


Assets:
   Investments in securities, at fair value (cost $711,719)     $    721,805
   Cash                                                               18,825
   Interest receivable                                                10,163
   Receivable from advisor                                             1,899
                                                               --------------
   Total assets                                                 $    843,595

Liabilities:
   Accrued expenses                                                    4,567
   Payable to affiliate                                                  484
                                                               --------------
   Total liabilities                                                   5,051
                                                               --------------
Net assets, at value                                            $    747,641
                                                               ==============


Net assets:
   Net unrealized appreciation (depreciation) on investments    $     10,086
   Accumulated net realized gain (loss)                                   26
   Accumulated net investment income (loss)                                2
   Paid in capital                                                   737,527
                                                               --------------
Net assets, at value                                            $    747,641
                                                               ==============


Net asset value per share
   Class A common
   Offering and redemption price per share
   ($747,641 / 74,883.115 Shares Outstanding,
   $0.0001 par, 50,000,000 shares authorized)                   $       9.98



           See accompanying notes to financial statements.

                              ADHIA FUNDS INC.
                       Adhia Short Term Advantage Fund
                           Statement of Operations
                    For the Six Months Ended June 30, 2005



Investment income:
   Interest                                              $      20,603

Operating expenses:
   Transfer agent services                                       4,860
   Management fees                                               3,123
   Professional fees                                             2,342
   Custody fees                                                    728
   Directors' fees                                                 182
   Other expenses                                                1,788
                                                        ---------------
       Total operating expenses                                 13,023

          Waiver of management fees                             (3,123)
          Reimbursement from advisor                            (3,652)
                                                        ---------------
       Net expenses                                              6,248

Net investment income (loss)                                    14,355

Net realized gain (loss) from investments                         -
Net unrealized appreciation (depreciation)
 during the period                                               2,943
                                                        ---------------
Net gain (loss) on investment transactions                       2,943
                                                        ---------------
Net increase (decrease) in net assets
 resulting from operations                               $      17,298
                                                        ===============


           See accompanying notes to financial statements.

                             ADHIA FUNDS INC.
                     Adhia Short Term Advantage Fund
                   Statement of Changes in Net Assets
  For the Six Months Ended June 30, 2005 and the Year Ended December 31, 2004


                                                             2005             2004
                                                        --------------   --------------
Increase (decrease) in net assets

Operations:
   Net investment income (loss)                          $     14,365     $     15,360
   Net realized gain (loss) from investments                     -                -
   Net unrealized appreciation (depreciation)
    on investments in securities                                2,943           (4,445)
                                                        --------------   --------------
Net increase (decrease) in net assets
  resulting from operations                                    17,298           10,915

Distributions of income                                       (14,356)         (15,358)

Fund share transactions:
   Proceeds from shares sold                                   27,598           20,030
   Shares issued from dividend reinvestment                    14,356           15,358
   Cost of shares redeemed                                   (136,750)         (17,831)
                                                        --------------   --------------
Net increase (decrease) in net assets from
  fund share transactions                                     (94,796)          17,557
                                                        --------------   --------------
Increase (decrease) in net assets                             (91,854)          13,114
Net assets at the beginning of the period                     839,495          826,381
                                                        --------------   --------------
Net assets at the end of the period
  ($2 undistributed losses in 2005 and 2004)             $    747,641     $    839,495
                                                        ==============   ==============


             See accompanying notes to financial statements.

                               ADHIA FUNDS INC.
                        Adhia Short Term Advantage Fund
                            Schedule of Investments
                              As of June 30, 2005

         Security                                 Face Amount     Fair Value
         ------------------------------------    -------------   ------------
Bonds
 34.4%   FHLB Variable Rate, 09/30/05             $   245,000     $  248,994

 21.9%   FHLB Variable Rate, 09/29/08                 150,000        157,830

 14.3%   FNR 2004-51 MC, 6%, 07/25/34                 102,122        103,006

 12.2%   FHR 2806 LD, 6%, 03/15/34                     86,711         87,671

  6.3%   FHR 1331 O, 8%, 07/15/07                      45,375         45,497

  4.1%   FNR 2003-43 LA, 3%, 03/25/24                  29,588         29,454

  2.1%   FNR G93-40 G, 6.25%, 10/25/22                 15,488         15,465

  0.0%   FHR 1385 H, 6.5%, 08/15/07                       198            198
------                                                           ------------
 95.3%   Total bonds (cost $678,029)                                 688,115

Money Market

  4.7%   Money market (cost $33,690)                   33,690         33,690
------                                                           ------------
100.0%   Total investment in securities (cost $711,719)           $  721,805
======                                                           ============



             See accompanying notes to financial statements.

Notes to Financial Statements

Adhia Funds, Inc. (the "Company" or the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, which currently offers a family of three mutual funds, Adhia Twenty Fund (the "Twenty Fund"), Adhia Health Care Fund (the "HC Fund"), and Adhia Short Term Advantage Fund (the "STA Fund"). The Company was incorporated under the laws of Maryland on January 27, 1998. Registration for the Twenty Fund was effective January 1, 1999, while Registration for the HC Fund and the STA Fund became effective July 24, 2002. The Twenty Fund's investment objective is to seek capital appreciation through investment in an average of approximately twenty different stocks. The HC Fund's investment objective is to seek capital appreciation through investment in companies involved in the health care industry. The STA Fund's investment objective is to preserve principal while generating a rate of return that exceeds the return on money market mutual funds or treasury bills.

I.     Significant Accounting Policies

Security Valuation. Equity securities are valued at the latest closing sales price reported by the principal security exchange on which the issues are traded. Securities for which no sales are reported are valued at the most recent bid quotation. Bonds are valued using the latest bid prices as furnished by an independent pricing service. Call options written are valued at the last
closing price.   Securities and other assets for which market quotations are not readily available are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the board of directors (the "Board"). Among various methods, the Board may consider using, an independent third party pricing service, values provided by market makers, the trading prices of similar securities, or other similar valuation methods to reflect fair values of securities. The ability of issuers of debt and equity securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Options Writing. The premiums received by the Fund for options written are recorded as a liability in the Statement of Assets and Liabilities. Fair value adjustments are recorded as unrealized appreciation (depreciation) in the Statement of Operations. Realized gains (losses) are recorded in the Statement of Operations upon the exercise or closing of the options or upon their expiration.

The following table describes the Health Care Fund's option activities for the six months ended June 30, 2005.

                                                       Shares       Premiums
                                                  Subject to Call   Received
                                                  ---------------   --------
Options outstanding at December 31, 2004                 800        $  1,872
Options written                                           -              -
Options terminated in closing
 purchase transactions or expired                       (800)         (1,872)
                                                  ---------------   --------
Options outstanding at June 30, 2005                      -         $    -
                                                  ===============   ========

Federal Income Taxes. The Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

At June 30, 2005, the Fund had net tax basis capital loss carry forward of $220,392 for the Twenty Fund, and $2,135 for the Health Care Fund, which may be applied against the respective Fund's realized net taxable capital gains of each succeeding year until fully utilized or until 2013, the expiration date, whichever occurs first.

The Funds' cost basis of its investments is substantially the same for federal income tax purposes.

At June 30, 2005, the Funds' components of distributable earnings
(accumulated losses) on a tax-basis were as follows:

Twenty Fund
-----------
Undistributed ordinary income                                   $       -
Undistributed net long-term capital gains                       $       -
Capital loss carryforward                                       $   220,392
Net unrealized appreciation (depreciation) on investments       $   (40,921)

Health Care Fund
----------------
Undistributed ordinary income                                   $       -
Undistributed net long-term capital gains                       $       -
Capital loss carryforward                                       $     2,135
Net unrealized appreciation (depreciation) on investments       $    48,253

Short Term Advantage Fund
-------------------------
Undistributed ordinary income                                   $         2
Undistributed net long-term capital gains                       $       -
Capital loss carryforward                                       $       -
Net unrealized appreciation (depreciation) on investments       $    10,086

Other. Interest income is recorded on the accrual basis. Security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Premiums and discounts on bonds purchased are amortized and accreted, respectively, to interest income over the lives of the respective bonds.

The Fund maintains cash balances with various financial institutions, which Are insured by the Federal Deposit Insurance Corporation (FDIC) up to $100,000. At times, such investments may be in excess of the FDIC limit.

Identifiable expenses are charged to the specific Fund that incurred the expense. General expenses not identified to a specific fund are allocated equally or based on a percentage of average net assets to total average net assets depending on the type and nature of expense.

Accounting principles generally accepted in the United States of America require that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

II.     Related Party

The Fund has an agreement with Adhia Investment Advisors, Inc. (the "Advisor"), with whom certain officers and directors of Adhia Funds, Inc. are affiliated, to furnish investment advisory services to the Fund. The Advisor develops the investment programs, selects portfolio managers, and monitors the portfolio managers' results. In addition, the Advisor provides all general management and administration of the Fund.

Under the terms of this agreement, the Fund will pay the Advisor a monthly fee based on each fund's average daily net assets at the annual rate as follows:

      Twenty Fund                  1.00%
      Health Care Fund             1.00%
      Short Term Advantage Fund    0.75%

Under the investment advisory agreement, if the aggregate annual operating expenses (including the investment advisory fee and the administration fee but excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) exceed 2 1/2% of average net assets, which is the lowest limitation imposed by state securities administrators, the Advisor will reimburse the Fund for the amount of such excess.

For the six months ended June 30, 2005, the funds incurred advisory fees as follows:

                                     Advisory Fees    Waiver of Management Fee
                                     -------------    ------------------------
     Twenty Fund                      $    13,104             $     -
     Health Care Fund                 $     2,607             $    2,607
     Short Term Advantage Fund        $     3,123             $    3,123

In addition, for the six months ended June 30, 2005, the Fund recorded reimbursement of expenses from the Advisor of $3,119 for the HC Fund and $3,652 for the STA Fund. At June 30, 2005, the Twenty Fund owed the Advisor $4,380 in management fees. The Advisor owed the HC Fund $754 and the STA Fund $1,899 in reimbursements at June 30, 2004.

III.    Investment Transactions:
For the six months ended June 30, 2005, purchases and proceeds of sales of investment securities were as follows:

                                        Purchases         Sales
                                      -------------   -------------
     Twenty Fund                       $   500,591     $   209,690
     Health Care Fund                  $    78,035     $     5,295
     Short Term Advantage Fund         $    91,669     $      -

IV.     Capital Stock:

The Company is authorized to issue 500,000,000 shares of common stock at $.0001 par value. Of which, 100,000,000 has been allocated to the Twenty Fund, 50,000,000 to the HC Fund, and 50,000,000 to the STA Fund. The following table summarizes share activities in the Fund for the six months ended June 30, 2005 and the year ended December 31 2004.

                                          2005           2004
                                      ------------   ------------
Shares sold
-----------
Twenty Fund                             4,905.890     58,899.262
Health Care Fund                          625.007        524.098
Short Term Advantage Fund               2,763.512      1,999.416

Shares redeemed
---------------
Twenty Fund                             3,660.351     11,234.420
Health Care Fund                          597.674          7.465
Short Term Advantage Fund              13,689.088      1,786.552

Shares reinvested
-----------------
Twenty Fund                                 -              -
Health Care Fund                           75.614        311.418
Short Term Advantage Fund               1,438.877      1,536.875

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding during the periods ended:

TWENTY FUND

Selected Per Share Data                      2005       2004       2003       2002       2001
                                           --------   --------   --------   --------   --------
Net asset value, beginning of period       $ 10.24    $ 10.60    $  9.15    $ 10.91    $ 11.33
Income (loss) from investment operations:
  Net investment income (loss) (a)           (0.02)     (0.10)     (0.12)     (0.09)      0.09
  Net realized and unrealized gain (loss)
   on investment transactions                (0.19)     (0.26)      1.57      (1.67)     (0.44)
                                           --------   --------   --------   --------   --------
Total from investment operations             (0.21)     (0.36)      1.45      (1.76)     (0.35)
Distributions of income                        -          -          -          -        (0.01)
Distributions of capital gains                 -          -          -          -        (0.06)
                                           --------   --------   --------   --------   --------
Net asset value, end of period             $ 10.03    $ 10.24    $ 10.60    $  9.15    $ 10.91
                                           --------   --------   --------   --------   --------

Total Return (%)                              (2.1)      (3.4)      15.8      (16.1)      (3.1)

Supplemental Data:
 Net assets, end of year ($ Thousands)     $ 2,594    $ 2,636    $ 2,223    $   659    $ 1,637
Ratio to average net assets:
 Expenses (%) (b)                              1.1        2.0        2.5        2.9        2.1
 Net expenses (%) (c)                          1.1        2.0        1.9        2.5        1.8
 Net investment income (loss) (%)             (0.2)      (1.0)      (1.2)      (0.8)       0.8
 Portfolio turnover rate (%)                     8         44         32         29         99

(a) Based on average shares outstanding during the period.
(b) Total expenses before reimbursements and waiver from Advisor.
(c) Net of reimbursements and waiver from Advisor.

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period are as follows:

HEALTH CARE FUND

Selected Per Share Data                             2005       2004       2003       2002(b)
                                                  --------   --------   --------   ---------
Net asset value, beginning of period              $ 10.03    $  9.88    $  9.48    $ 10.00
Income (loss) from investment operations:
   Net investment income (loss) (a)                 (0.08)     (0.15)     (0.16)     (0.06)
   Net realized and unrealized gain (loss) on
     Investment transactions                         0.34       0.36       0.56      (0.46)
                                                  --------   --------   --------   ---------
Total from investment operations                     0.26       0.21       0.40      (0.52)
Distributions of capital gains                      (0.01)     (0.06)       -          -
                                                  --------   --------   --------   ---------
Net asset value, end of period                    $ 10.28    $ 10.03    $  9.88    $  9.48
                                                  --------   --------   --------   ---------
Total Return (%) (c)                                  2.6        2.1        4.2       (5.2)

Supplemental Data
 Net assets, end of period ($ Thousands)          $   539    $   525    $   509    $   134
Ratio to average net assets:
 Expenses (%) (d) (e)                                 2.3        3.6        3.3        8.6
 Net expenses (%) (d) (f)                             1.2        2.4        2.0        2.3
 Net investment income (loss) (%) (d)                (0.7)      (1.5)      (1.6)      (1.5)
 Portfolio turnover rate (%)                            1         13         31         18

(a) Based on average shares outstanding during the period.
(b) For the period from July 24, 2002 to December 31, 2002.
(c) Not annualized for partial year 2002.
(d) Annualized for partial year 2002.
(e) Total expenses before reimbursements and waiver from Advisor.
(f) Net of reimbursements and waiver from Advisor.

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period are as follows:

SHORT TERM ADVANTAGE FUND

Selected Per Share Data                             2005       2004       2003       2002(b)
                                                  --------   --------   --------   ---------
Net asset value, beginning of period              $  9.95    $ 10.00    $ 10.08    $ 10.00
Income (loss) from investment operations:
   Net investment income (loss) (a)                  0.18       0.18       0.23       0.11
   Net realized and unrealized gain (loss) on
     Investment transactions                         0.02      (0.05)      0.03       0.04
                                                  --------   --------   --------   ---------
Total from investment operations                     0.20       0.13       0.26       0.15
Distributions of income                             (0.17)     (0.18)     (0.21)     (0.06)
Distributions of capital gains                        -          -          -        (0.01)
Return of capital                                     -          -        (0.13)       -
                                                  --------   --------   --------   ---------
Net asset value, end of period                    $  9.98    $  9.95    $ 10.00    $ 10.08
                                                  --------   --------   ---------
Total Return (%) (c)                                  2.1        1.3        2.6        1.5

Supplemental Data
 Net assets, end of period ($ Thousands)          $   748    $   839    $   826    $   916
Ratio to average net assets:
 Expenses (%) (d) (e)                                 1.6        2.9        2.0        2.5
 Net expenses (%) (f)                                 0.8        1.5        1.7         -
 Net investment income (loss) (%) (d)                 1.8        1.8        2.3        2.5
 Portfolio turnover rate (%)                           -          -          -         106

(a) Based on average shares outstanding during the period.
(b) For the period from July 24, 2002 to December 31, 2002.
(c) Not annualized for partial year 2002.
(d) Annualized for partial year 2002.
(e) Total expenses before reimbursement and waiver from Advisor.
(f) Net of reimbursements and waiver from Advisor.

BOARD OF DIRECTORS AND OFFICERS

The following table presents certain information regarding the Board of Directors and Officers of the fund as of June 30, 2005. Each individual's age is set forth in parentheses after his name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each individual is c/o Adhia Funds, Inc., 1408 N. Westshore Blvd., Suite 611, Tampa, FL 33607. Each Board of Director's term of office extends until the next shareholders' meeting called for the purpose of electing Board of Directors and until the election and qualification of a successor, or until such Board of Director sooner dies, resigns or is removed as provided in the governing documents of the Fund.

Non-Interested Board of Directors

----------------------------------------------------------------------------------------
Name, Age                                                                   Number of
Position(s) Held        Principal Occupation(s) During Past 5 Years       Funds in Fund
Length of Time Served   and Other Directorships Held                     Family Overseen
----------------------------------------------------------------------------------------
Dr. Thomas L.Wheelen,   Professor of Strategic Management, University
(70)                    of South Florida.  Prior experiences include:
                        Professor, University of Virginia; University
                        of Arizona, and Northeastern University;
Director                various management capacities, General Electric
1999 - present          and the U.S. Navy; consultant to corporations,
                        federal and state government agencies.                   3
                        Directorships: Adhia Funds, Inc.; The Society
                        for Advancement of Management; Editorial Board
                        of SAM Advanced Management Journal; Lazer
                        Surgical Software, Inc.

Pravin D. Patel         Administrator, Forrest Hills Health Care, Inc.
(61)                    Directorships: Adhia Funds, Inc.; IndoUS Chamber
Director                of Commerce Advisory Board; Gujarati Samaj of            3
1998 - present          Tampa Bay; Chairman of Charotar Patidar Samaj

Interested Board of Directors and Officers

-------------------------------------------------------------------------------------------
Name, Age                                                                     Number of
Position(s) Held        Principal Occupation(s) During Past 5 Years and     Funds in Fund
Length of Time Served   Other Directorships Held                           Family Overseen
-------------------------------------------------------------------------------------------
Hitesh (John) P. Adhia  President and chief investment officer,
(41)                    Adhia Investment Advisors, Inc.  Prior
                        experiences include: owner of a CPA practice;
                        CFO and independent advisor to the Well Care             3
Director                group of companies; portfolio analyst, Florida
1998 - present          Farm Bureau Insurance.  Directorships: Adhia
                        Investment Advisor, Inc.; Adhia Funds, Inc.

Anil D. Amlani          Process control engineer, IMC Global.  Prior
(31)                    experiences Include: process engineer,
                        HydrogenSource; various Engineering positions
Director,               Champion Paper.  Directorships:                          3
1998 - present          Adhia Funds, Inc.

Carol K. McAllister     Chief Financial Officer, Adhia Investment
(36)                    Advisors, Inc.  Prior experiences include:
                        Chief Accounting Officer of a health care
                        company, Corporate Controller of a chemical              3
                        company and a racetrack, Financial Reporting
                        Manager of a fence manufacturer, and Senior
                        Associate of Coopers & Lybrand.

MANAGEMENT OFFICE

1408 N. Westshore Blvd., Suite 611
Tampa, FL  33607
Phone: (813) 289-8440
Fax: (813) 289-8849


INVESTMENT ADVISOR

Adhia Investment Advisors, Inc.
1408 N. Westshore Blvd., Suite 611
Tampa, FL  33607
Phone: (813) 289-8440
Fax: (813) 289-8849


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204-1806
Phone: (800) 627-8172
Fax:   (317) 266-6756


INDEPENDENT AUDITOR

Kirkland, Russ, Murphy & Tapp, CPA
13577 Feather Sound Drive, Suite 400
Clearwater, FL  33762-5539


LEGAL COUNSEL
Law Office of Charles E. Hall Jr.
2219 Buchanan Road, Suite 9
Antioch, CA  94509

ITEM 2.  CODE OF ETHICS.

         The Board of Directors has adopted a code of ethics that applies to principal executive officer, principal financial officer, principal accounting officer or controller of the Registrant and Adhia Investment Advisors, the advisor, and to persons performing similar functions. A copy of the code of ethics is incorporated by reference to the Fund's 2003 Annual Form N-CSR filed March 1, 2004.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Directors of Adhia Funds, Inc. has determined that Pravin D. Patel is the audit committee "financial expert", as defined in Item 3 of Form N-CSR. Mr. Patel is independent for purposes of
         Item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         The Fund paid its auditors, Kirkland, Russ, Murphy & Tapp, CPA, $7,500 for services relating to the December 31, 2004 audit. The Fund paid its former auditors, Allan K. Geer, CPA, $4,000 for services relating to the December 31, 2003 audit.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

         (a)  Not applicable.

         (b)  Attached hereto.

              Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

              Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Adhia Funds Inc

By:  /s/ Hitesh P. Adhia
     ------------------------------------
     Hitesh P. Adhia
     Chief Executive Officer & President

Date: August 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:   Adhia Funds, Inc.

By:    /s/ Hitesh P. Adhia
       ---------------------------
       Hitesh P. Adhia
       Chief Executive Officer

Date:  August 29, 2005

By:    /s/ Carol K. McAllister
       ---------------------------
       Carol K. McAllister
       Chief Financial Officer

Date:  August 29, 2005